Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 125,003	$ 121,336
Accumulated depreciation and amortization	(90,381)	(86,642)
Total	34,622	34,694
Depreciation and amortization expense	4,000	4,100	$ 3,800
Occupancy expense of the Bank's premises included rental expense	7,800	8,000	$ 7,800
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,337	2,308
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	36,245	34,969
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	54,245	52,153
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 32,176	$ 31,906